Other reserves (Tables)	12 Months Ended
Dec. 31, 2021
Other reserves.
Schedule of other reserves

	Fair
	value
	through
	other
	compre-				Foreign
	hensive	Restruct-	Share- based	Loss on	exchange
	income	uring	payment	transactions	translation
	reserve	reserve	reserve	between owners	reserve	Total
	$’000	$’000	$’000	$’000	$’000	$’000
At January 1, 2019	(7)	4,019	—	(840,359)	(260,176)	(1,096,523)
Other comprehensive income	1	—	—	—	5,036	5,037
Recognition of share-based payment expense	—	—	504,331	—	—	504,331
At December 31, 2019	(6)	4,019	504,331	(840,359)	(255,140)	(587,155)

At January 1, 2020	(6)	4,019	504,331	(840,359)	(255,140)	(587,155)
Other comprehensive income	—	—	—	—	94,434	94,434
Recognition of share-based payment expense	—	—	7,216	—	—	7,216
At December 31, 2020	(6)	4,019	511,547	(840,359)	(160,706)	(485,505)

At January 1, 2021	(6)	4,019	511,547	(840,359)	(160,706)	(485,505)
Other comprehensive income (restated*)	3	—	—	—	(22,560)	(22,557)
Recognition of share-based payment expense	—	—	13,003	—	—	13,003
SBP reserve converted to share capital	—	—	(342,768)	—	—	(342,768)
Other reclassifications related to share based payment	—	—	(5,084)	—	—	(5,084)
At December 31, 2021 (restated*)	(3)	4,019	176,698	(840,359)	(183,266)	(842,911)

* Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).